INCOME TAXES - Change in Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 761	$ 667
Deferred income tax liabilities	(1,701)	(1,803)
Total net deferred tax (liability) asset	(940)	(1,136)	$ (587)
Non-capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	40	11
Capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	0	0
Losses | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	119	78
Losses | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	318	264
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (1,417)	$ (1,489)